Payable to Customers (Details) - Schedule of Owned Obligations to the Customers - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Owned Obligations to the Customers [Line Items]
Payables to customers	$ 65,727,814	$ 11,612,234
Related Parties [Member]
Schedule of Owned Obligations to the Customers [Line Items]
Payables to customers	41,634,975	10,393,665
Third Party Payables [Member]
Schedule of Owned Obligations to the Customers [Line Items]
Payables to customers	$ 24,092,839	$ 1,218,569